Financial Instruments - Summary of Fair Value Hierarchy of Instruments Carried at Fair Value on a Recurring Basis (Detail) - CAD ($) $ in Millions		Jan. 31, 2024	Oct. 31, 2023
Assets:
Precious metals	[1]	$ 807	$ 937
Trading assets
Loans	[1]	7,640	7,544
Securities	[1]	116,864	107,612
Other	[1]	1,883	2,712
Derivative financial instruments
Derivative Financial Assets	[1]	39,611	51,340
Liabilities:
Deposits	[1],[2]	939,773	952,333
Financial liabilities designated at fair value through profit or loss	[1]	32,074	26,779
Obligations related to securities sold short	[1]	43,621	36,403
Derivative financial instruments
Derivative Financial Liabilities	[1]	47,134	58,660
Recurring fair value measurement [member] | IFRS9 [member]
Assets:
Precious metals	[3]	807	937
Trading assets
Assets		126,387	117,868
Investment securities
Investment securities	[4]	106,153	86,253
Derivative financial instruments
Derivative Financial Assets		39,611	51,340
Liabilities:
Deposits	[5]	69	(95)
Financial liabilities designated at fair value through profit or loss		32,074	26,779
Obligations related to securities sold short		43,621	36,403
Derivative financial instruments
Derivative Financial Liabilities		47,134	58,660
Recurring fair value measurement [member] | Trading loans [member] | IFRS9 [member]
Trading assets
Loans		7,640	7,544
Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member] | IFRS9 [member]
Trading assets
Securities		17,318	17,369
Investment securities
Investment securities	[4]	16,534	12,387
Recurring fair value measurement [member] | Canadian provincial and municipal debt [member] | IFRS9 [member]
Trading assets
Securities		9,321	9,453
Investment securities
Investment securities	[4]	13,128	7,146
Recurring fair value measurement [member] | U.S. treasury and other U.S. agency debt [member] | IFRS9 [member]
Trading assets
Securities		10,458	11,218
Investment securities
Investment securities	[4]	39,900	28,698
Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Trading assets
Securities		12,822	10,645
Investment securities
Investment securities	[4]	29,648	31,418
Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities		12,834	11,179
Investment securities
Investment securities	[4]	2,801	2,552
Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities		54,111	47,748
Investment securities
Investment securities	[4]	4,142	4,052
Recurring fair value measurement [member] | Other trading assets [member] | IFRS9 [member]
Trading assets
Other		1,883	2,712
Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		11,850	15,942
Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		21,889	29,467
Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		3,073	3,147
Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		258	344
Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		2,541	2,440
Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		19,072	25,081
Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		21,617	28,013
Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		3,785	3,258
Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		26	28
Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		2,634	2,280
Level 1 [member] | Recurring fair value measurement [member] | IFRS9 [member]
Trading assets
Assets		89,079	81,398
Investment securities
Investment securities	[4]	56,666	40,964
Derivative financial instruments
Derivative Financial Assets		271	54
Liabilities:
Obligations related to securities sold short		34,957	29,921
Derivative financial instruments
Derivative Financial Liabilities		325	135
Level 1 [member] | Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member] | IFRS9 [member]
Trading assets
Securities		13,847	13,766
Investment securities
Investment securities	[4]	8,255	7,674
Level 1 [member] | Recurring fair value measurement [member] | Canadian provincial and municipal debt [member] | IFRS9 [member]
Trading assets
Securities		6,423	5,299
Investment securities
Investment securities	[4]	8,141	3,695
Level 1 [member] | Recurring fair value measurement [member] | U.S. treasury and other U.S. agency debt [member] | IFRS9 [member]
Trading assets
Securities		10,458	11,218
Investment securities
Investment securities	[4]	34,628	25,058
Level 1 [member] | Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Trading assets
Securities		1,437	19
Investment securities
Investment securities	[4]	3,293	2,527
Level 1 [member] | Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities		2,957	3,431
Investment securities
Investment securities	[4]	315
Level 1 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities		53,957	47,665
Investment securities
Investment securities	[4]	2,034	2,010
Level 1 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		271	54
Level 1 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		325	135
Level 2 [member] | Recurring fair value measurement [member] | IFRS9 [member]
Assets:
Precious metals	[3]	807	937
Trading assets
Assets		37,303	36,450
Investment securities
Investment securities	[4]	47,655	43,540
Derivative financial instruments
Derivative Financial Assets		39,299	51,245
Liabilities:
Deposits	[5]	69	(95)
Financial liabilities designated at fair value through profit or loss		32,074	26,779
Obligations related to securities sold short		8,664	6,482
Derivative financial instruments
Derivative Financial Liabilities		46,790	58,499
Level 2 [member] | Recurring fair value measurement [member] | Trading loans [member] | IFRS9 [member]
Trading assets
Loans		7,640	7,540
Level 2 [member] | Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member] | IFRS9 [member]
Trading assets
Securities		3,471	3,603
Investment securities
Investment securities	[4]	8,279	4,713
Level 2 [member] | Recurring fair value measurement [member] | Canadian provincial and municipal debt [member] | IFRS9 [member]
Trading assets
Securities		2,898	4,154
Investment securities
Investment securities	[4]	4,987	3,451
Level 2 [member] | Recurring fair value measurement [member] | U.S. treasury and other U.S. agency debt [member] | IFRS9 [member]
Trading assets
Securities		0
Investment securities
Investment securities	[4]	5,272	3,640
Level 2 [member] | Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Trading assets
Securities		11,385	10,626
Investment securities
Investment securities	[4]	26,355	28,891
Level 2 [member] | Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities		9,877	7,748
Investment securities
Investment securities	[4]	2,445	2,512
Level 2 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities		149	67
Investment securities
Investment securities	[4]	317	333
Level 2 [member] | Recurring fair value measurement [member] | Other trading assets [member] | IFRS9 [member]
Trading assets
Other		1,883	2,712
Level 2 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		11,844	15,942
Level 2 [member] | Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		21,889	29,465
Level 2 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		2,778	3,066
Level 2 [member] | Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		256	342
Level 2 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		2,532	2,430
Level 2 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		19,072	25,079
Level 2 [member] | Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		21,617	28,013
Level 2 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		3,448	3,106
Level 2 [member] | Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		25	27
Level 2 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		2,628	2,274
Level 3 [member] | Recurring fair value measurement [member] | IFRS9 [member]
Trading assets
Assets		5	20
Investment securities
Investment securities	[4]	1,832	1,749
Derivative financial instruments
Derivative Financial Assets		41	41
Derivative financial instruments
Derivative Financial Liabilities		19	26
Level 3 [member] | Recurring fair value measurement [member] | Trading loans [member] | IFRS9 [member]
Trading assets
Loans			4
Level 3 [member] | Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Investment securities
Investment securities	[4]	41	40
Level 3 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities		5	16
Investment securities
Investment securities	[4]	1,791	1,709
Level 3 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		6
Level 3 [member] | Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets			2
Level 3 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		24	27
Level 3 [member] | Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		2	2
Level 3 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		9	10
Level 3 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities			2
Level 3 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		12	17
Level 3 [member] | Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		1	1
Level 3 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		$ 6	$ 6

[1]	The amounts for the period ended January 31, 2024 have been prepared in accordance with IFRS 17. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.
[2]	Deposits denominated in U.S. dollars amount to $306,198 (October 31, 2023 – $320,088), deposits denominated in Chilean pesos amount to $18,559 (October 31, 2023 – $20,200), deposits denominated in Mexican pesos amount to $38,651 (October 31, 2023 – $38,127) and deposits denominated in other foreign currencies amount to $116,160 (October 31, 2023 – $116,926).
[3]	The fair value of precious metals is determined based on quoted market prices and forward spot prices, where applicable, less the cost to sell.
[4]	Excludes debt investment securities measured at amortized cost of $34,106 (October 31, 2023 – $31,984).
[5]	These amounts represent embedded derivatives bifurcated from structured note liabilities measured at amortized cost.